Income Taxes - Schedule of Deferred Tax Assets And Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Deferred tax assets			$ 11,483	$ 1,427
Deferred tax liabilities:
Deferred tax liabilities			(22,916)	(9,399)
Deferred tax liabilities, net	$ (11,433)	$ (7,972)	(11,433)	(7,972)
Deferred tax liability, opening	7,972	3,505
Acquisition of mines	3,617
Deferred tax (recovery) expense charged to earnings during the year	(65)	4,467
Other	(91)
Deferred tax liability, closing	$ 11,433	$ 7,972
Provision for Site Reclamation and Closure
Deferred tax assets:
Deferred tax assets			5,466	1,427
Non-capital Losses
Deferred tax assets:
Deferred tax assets			6,017
Mineral Properties, Plant and Equipment, Exploration and Evaluation
Deferred tax liabilities:
Deferred tax liabilities			(13,004)	(5,186)
Other
Deferred tax liabilities:
Deferred tax liabilities			(5,130)	(2,600)
Mexican Special Mining Duty
Deferred tax liabilities:
Deferred tax liabilities			$ (4,782)	$ (1,613)